NOTES RECEIVABLE (Details Textual)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	¥ 3,995,962	$ 603,638	¥ 6,112,960